Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other payable
Other Payable To Related Parties	¥ 13,347	¥ 10,025
Accrued Expenses	9,384	8,820
Other Taxes Payable	3,211	2,811
Total	¥ 25,942	¥ 21,656